The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 47.1%
	BROAD MARKET — 5.8%
155,211	JPMorgan U.S. Value Factor ETF	$5,620,190
37,031	SPDR S&P 1500 Value Tilt ETF	5,422,449
1,015	Vanguard Extended Market ETF	191,419
		11,234,058
	CONVERTIBLE — 1.3%
24,098	iShares Convertible Bond ETF	2,457,273
	CORPORATE — 10.9%
65,052	iShares 5-10 Year Investment Grade Corporate Bond ETF	3,936,947
146,907	iShares Fallen Angels USD Bond ETF	4,401,334
159,805	SPDR Portfolio High Yield Bond ETF	4,297,156
138,961	VanEck Vectors Fallen Angel High Yield Bond ETF	4,571,817
39,959	Vanguard Intermediate-Term Corporate Bond ETF	3,798,902
		21,006,156
	EMERGING MARKETS — 0.2%
9,248	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	389,063
	GLOBAL — 0.8%
14,322	Vanguard Total World Stock ETF	1,483,902
	HEALTH CARE — 0.5%
2,959	Invesco DWA Healthcare Momentum ETF	492,082
8,041	Principal Healthcare Innovators Index ETF	489,697
		981,779
	INTERNATIONAL — 3.9%
19,992	Cambria Foreign Shareholder Yield ETF	554,840
3,780	Renaissance International IPO ETF	136,345
60,333	Schwab Fundamental International Large Co. Index ETF	2,007,882
19,189	Schwab International Small-Cap Equity ETF	798,262
34,831	SPDR Portfolio Developed World ex-US ETF	1,281,433
2,628	Vanguard FTSE All World ex-US Small-Cap ETF	358,591
17,448	Vanguard FTSE Developed Markets ETF	898,921
22,405	Vanguard Total International Stock ETF	1,471,560
		7,507,834
	LARGE-CAP — 13.5%
5,653	Invesco QQQ Trust Series 1	2,003,593
81,570	Schwab Fundamental U.S. Large Co. Index ETF	4,463,510
132,144	Schwab U.S. Dividend Equity ETF	9,992,729
40,212	Schwab U.S. Large-Cap Growth ETF	5,869,344
20,380	SPDR Russell 1000 Yield Focus ETF	1,932,947

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP (Continued)
9,098	Vanguard Large-Cap ETF	$1,826,424
		26,088,547
	MID-CAP — 2.7%
14,176	iShares Core S&P Mid-Cap ETF	3,809,517
18,668	Schwab U.S. Mid-Cap ETF	1,461,144
		5,270,661
	PRECIOUS METALS — 3.8%
149,709	Aberdeen Standard Physical Silver Shares ETF*	3,771,170
107,117	iShares Gold Trust*	3,610,914
		7,382,084
	SMALL-CAP — 1.2%
38,523	Invesco RAFI Strategic U.S. Small Co. ETF	1,498,938
1,906	Vanguard Russell 2000 Value	277,075
2,557	Vanguard Small-Cap ETF	576,041
		2,352,054
	TECHNOLOGY — 0.5%
2,209	SPDR FactSet Innovative Technology ETF	499,455
3,105	SPDR NYSE Technology ETF	493,936
		993,391
	THEMATIC — 2.0%
55,321	Global X U.S. Infrastructure Development ETF	1,424,516
29,153	Principal Millennials Index ETF	1,941,178
7,889	SPDR S&P Kensho Smart Mobility ETF	489,828
		3,855,522
	Total Exchange-Traded Funds
	(Cost $81,001,620)	91,002,324
	EXCHANGE-TRADED NOTES — 1.6%
	INDUSTRIAL METALS — 1.6%
146,832	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	3,159,825
	Total Exchange-Traded Notes
	(Cost $3,467,330)	3,159,825
	MUTUAL FUNDS — 47.9%
	AGGREGATE BOND — 7.4%
304,919	American Funds - Bond Fund of America - Class F-3	4,113,360
214,204	Columbia Bond Fund - Class I3	7,634,219
31,782	Virtus Strategy Trust - Virtus Allianzgi Core Plus Bond Fund - Class R6	488,809
159,359	Wells Fargo Core Plus Bond Fund - Class R6	2,148,157
		14,384,545

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	AGGREGATE BOND INTERMEDIATE — 3.5%
51,379	Columbia Total Return Bond Fund - Class I3	$1,951,898
427,489	Sterling Capital Total Return Bond Fund - Class R6	4,749,398
		6,701,296
	BANK LOANS — 4.6%
315,294	Fidelity Advisor Floating Rate High Income Fund	2,979,523
355,838	Hartford Floating Rate Fund - Class F	2,981,920
358,861	John Hancock Floating Rate Income Fund - Class R6	2,978,549
		8,939,992
	BLEND BROAD MARKET — 0.7%
55,498	DFA U.S. Vector Equity Portfolio - Class Institutional	1,395,786
	BLEND LARGE CAP — 4.8%
77,060	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	1,336,224
21,454	DFA U.S. Large Co. Portfolio - Class Institutional	691,258
27,899	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	1,027,790
95,204	Schwab S&P 500 Index Fund - Class Select	6,299,657
		9,354,929
	BLEND MID CAP — 0.5%
2,647	State Street Small/Mid Cap Equity Index Fund - Class K	1,003,037
	BLEND SMALL CAP — 0.6%
19,171	Fidelity Small Cap Index Fund - Class Institutional Premium	561,520
14,346	Schwab Small-Cap Index Fund - Class Select	574,994
		1,136,514
	CONVERTIBLE — 0.6%
23,381	Virtus Allianzgi Convertible Fund - Class Institutional	1,057,066
	EMERGING MARKET STOCK — 1.8%
25,420	American Funds - New World Fund - Class F-3	2,464,461
46,367	Fidelity Emerging Markets Index Fund - Class Institutional Premium	634,297
8,722	JPMorgan Emerging Markets Equity Fund - Class R6	396,660
		3,495,418
	EMERGING MARKETS BOND — 3.8%
87,927	Barings Emerging Markets Debt Blended Total Return Fund - Class Y	966,318
482,256	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	4,894,902
54,084	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,517,053
		7,378,273
	FOREIGN AGGREGATE BOND — 4.1%
218,326	Delaware Diversified Income Fund - Class R6	2,021,699

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN AGGREGATE BOND (Continued)
492,462	Dodge & Cox Global Bond Fund	$5,924,323
		7,946,022
	FOREIGN BLEND — 0.6%
30,678	Baillie Gifford International Growth Fund - Class Institutional	686,874
24,384	Harbor International Small Cap Fund - Class Retirement	398,925
		1,085,799
	FOREIGN GROWTH — 3.7%
32,629	Smallcap World Fund, Inc. - Class F-3	2,937,596
23,222	Vanguard International Growth Fund, Admiral Shares	3,959,832
6,822	WCM International Small Cap Growth Fund - Class Institutional	204,673
		7,102,101
	FOREIGN VALUE — 1.7%
8,900	Segall Bryant & Hamill Fundamental International Small Cap Fund - Class Institutional	250,173
70,499	Vanguard International Value Fund - Class Investor	3,119,586
		3,369,759
	GROWTH BROAD MARKET — 0.7%
20,624	American Funds - New Perspective Fund - Class R-6	1,382,430
	GROWTH LARGE CAP — 3.4%
7,968	JPMorgan Large Cap Growth Fund - Class R6	543,286
81,033	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	4,516,777
7,632	Vanguard U.S. Growth Fund, Admiral Shares	1,445,028
		6,505,091
	GROWTH MID CAP — 0.2%
27,205	Principal Mid-Cap Growth Fund - Class Institutional	376,523
	GROWTH SMALL CAP — 1.2%
16,670	Hood River Small-Cap Growth Fund - Class Retirement	1,270,383
15,821	JPMorgan Small Cap Growth Fund - Class R6	492,667
12,196	Lord Abbett Developing Growth Fund, Inc. - Class I	497,591
		2,260,641
	HIGH YIELD BOND — 0.3%
48,694	AB High Yield Portfolio - Class Advisor	490,832
	INFLATION PROTECTED — 0.5%
37,460	DFA Inflation Protected Securities Portfolio - Class Institutional	494,102
42,625	DFA LTIP Portfolio - Class Institutional	493,174
		987,276

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	THEMATIC SECTOR — 1.4%
79,792	DFA U.S. Sustainability Core 1 Portfolio - Class Institutional	$2,759,217
	VALUE LARGE CAP — 1.0%
23,597	Vanguard Windsor Fund, Admiral Shares	1,999,584
	VALUE MID CAP — 0.8%
48,771	DFA U.S. Targeted Value Portfolio - Class Institutional	1,490,445
	Total Mutual Funds
	(Cost $83,701,575)	92,602,576
	MONEY MARKET FUNDS — 3.8%
5,744,467	Gabelli U.S. Treasury Money Market Fund, 0.00%*[2]	5,744,467
1,632,846	Goldman Sachs Government Fund, 0.03%[2]	1,632,846
	Total Money Market Funds
	(Cost $7,377,313)	7,377,313
	TOTAL INVESTMENTS — 100.4%
	(Cost $175,547,838)	194,142,038
	Liabilities in Excess of Other Assets — (0.4)%	(785,594)
	TOTAL NET ASSETS — 100.0%	$193,356,444

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of June 30, 2021.